Offerings	Feb. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	88,444,013
Proposed Maximum Offering Price per Unit | shares	131.67
Maximum Aggregate Offering Price | $	$ 11,645,423,191.71
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 1,782,914.3
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any
additional shares of the Registrant’s Class A Common Stock that become issuable under the Airbnb, Inc. 2020 Incentive Award Plan, as may be amended from time to time (the “2020 Plan”), and the Employee Stock Purchase Plan, as may be amended from time to time (the “ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.

(2)
Represents shares of Class A Common Stock that were added to the shares authorized for issuance under the 2020 Plan on January 1, 2022, January 1, 2023, January 1, 2024 and January 1, 2025 pursuant to an “evergreen” provision contained in the 2020 Plan. Pursuant to such provision, the number of shares of Class A Common Stock reserved for issuance pursuant to awards under the 2020 Plan shall be increased on the first day of each calendar year beginning on January 1, 2022 and annually thereafter ending in 2030, equal to the lesser of (a) 5% of the aggregate number of shares of all classes of the Registrant’s common stock outstanding on the last day of the immediately preceding fiscal year and (b) such smaller number of shares of Class A Common Stock as determined by the Board of Directors of the Registrant.

(3)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $131.67 per share, which is the average of the high and low prices of Class A Common Stock on February 6, 2025, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	15,166,936
Proposed Maximum Offering Price per Unit | shares	111.92
Maximum Aggregate Offering Price | $	$ 1,697,483,477.12
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 259,884.73
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any
additional shares of the Registrant’s Class A Common Stock that become issuable under the Airbnb, Inc. 2020 Incentive Award Plan, as may be amended from time to time (the “2020 Plan”), and the Employee Stock Purchase Plan, as may be amended from time to time (the “ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.

(4)
Represents shares of Class A Common Stock that were added to the shares authorized for issuance under the ESPP on January 1, 2022, January 1, 2023, January 1, 2024 and January 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of Class A Common Stock reserved for issuance under the ESPP shall be increased on the first day of each calendar year beginning on January 1, 2022 and annually thereafter ending in 2030, equal to the lesser of (a) 1% of the aggregate number of shares of all classes of the Registrant’s common stock outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (b) such number of shares as may be determined by the Board of Directors of the Registrant; provided, however, no more than 89,785,394 shares may be issued under the ESPP.

(5)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $131.67 per share, which is the average of the high and low prices of Class A Common Stock on February 6, 2025, as reported on the Nasdaq Global Select Market, multiplied by 85%. Pursuant to the ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder shall equal 85% of the lesser of the Fair Market Value of a share of Class A Common Stock on (a) the applicable Grant Date and (b) the applicable Exercise Date (each term as defined in the ESPP).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	51,180,275
Proposed Maximum Offering Price per Unit | shares	131.67
Maximum Aggregate Offering Price | $	$ 6,738,906,809.25
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 1,031,726.64
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any
additional shares of the Registrant’s Class A Common Stock that become issuable under the Airbnb, Inc. 2020 Incentive Award Plan, as may be amended from time to time (the “2020 Plan”), and the Employee Stock Purchase Plan, as may be amended from time to time (the “ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A Common Stock.

(3)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $131.67 per share, which is the average of the high and low prices of Class A Common Stock on February 6, 2025, as reported on the Nasdaq Global Select Market.

(6)
Represents (a) shares of Class A Common Stock that expired, lapsed or were terminated, converted into an award in respect of shares of another entity in connection with a spin-off
or other similar event, exchanged for cash, surrendered, repurchased, canceled without having been fully exercised or forfeited under the 2020 Plan or the Airbnb, Inc. 2018 Equity Incentive Plan, as amended, the Airbnb, Inc. 2008 Equity Incentive Plan, as amended, and the Hotel Tonight, Inc. 2011 Equity Incentive Plan, as amended (each a “Prior Plan”), and as such again became available for issuance under the 2020 Plan pursuant to its terms and (b) shares of Class A Common Stock tendered or withheld to satisfy any tax withholding obligation with respect to an award under the 2020 Plan or any Prior Plan, and as such again became available for issuance under the 2020 Plan pursuant to its terms.